LEASES - Schedule of lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at 1 January	$ 33,308	$ 20,875
Interest expense accrued	5,239
Payments of lease liabilities	(9,172)
Other movements	(319)	(348)
Currency translation	907	(874)
Balance at 31 December	33,123	33,308
Current portion	3,616	3,465
Non-current portion	29,507	29,843
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	1,295	15,822
Remeasurement	1,865	426
Interest expense accrued	1,193	718
Payments of lease liabilities	$ (5,126)	$ (3,311)